Schedule of Components of the Net Deferred Tax Asset (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Tax losses carried forward		$ 4,089,500	$ 224,419
Intangible Assets and Goodwill temporary differences		211,900
Leases		49,500
Net timing differences		$ 4,350,900	$ 224,419
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%	22.00%
Deferred tax assets		$ 913,700	$ 49,372
Valuation allowance		(913,700)	(49,372)
Net deferred asset